Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of earnings per share

	For the year ended December 31,
	2019	2018*	2017**
Net income attributable to owners of the Company	1,448,018	949,307	400,189
Weighted average number of ordinary shares outstanding (note 19)	50,000,000	50,000,000	50,000,000
Effects of dilution from:
Share options (weighted average)	956,590	—	—
Weighted average number of ordinary shares outstanding adjusted for the effect of dilution	50,956,590	50,000,000	50,000,000
Earnings per share (in Russian Roubles per share)
Basic	28.96	18.99	8.00
Diluted	28.42	18.99	8.00

*	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
**	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.